Note 3 - Acquisition (Details) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2014	Dec. 31, 2014 sqft
Note 3 - Acquisition (Details) [Line Items]
Payments to Acquire Businesses, Gross		$ 3,122,000
Selling, General and Administrative Expenses [Member] | Acquisition of The Magnuson Grand Hotel [Member]
Note 3 - Acquisition (Details) [Line Items]
Business Combination, Acquisition Related Costs		100,000
Proceeds From Line of Credit [Member] | Acquisition of The Magnuson Grand Hotel [Member]
Note 3 - Acquisition (Details) [Line Items]
Payments to Acquire Businesses, Gross	2,900,000
Cash on Hand [Member] | Acquisition of The Magnuson Grand Hotel [Member]
Note 3 - Acquisition (Details) [Line Items]
Business Combination, Consideration Transferred	200,000
Acquisition of The Magnuson Grand Hotel [Member]
Note 3 - Acquisition (Details) [Line Items]
Payments to Acquire Businesses, Gross	3,100,000
Area of New Addition (in Square Feet)		12,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		600,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual		$ (100,000)